Other current and non-current non-financial assets - Short and Long-Term Exploitation Conciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Amortization of ground studies	$ (515)	$ (733)	$ (2,131)
Short-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	848	651
Amortization of ground studies	0	0
Reclasifications from/to short term (inventories)	(628)	197
Total changes	(628)	197
Total	220	848	651
Long-Term Exploitation Conciliation
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	5,684	6,614
Amortization of ground studies	(515)	(733)
Reclasifications from/to short term (inventories)	628	(197)
Reclassifications from /to construction in progress	(20)	0
Total changes	93	(930)
Total	$ 5,777	$ 5,684	$ 6,614